Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Material accounting policies [Abstract]
Basis of presentation
Derivative financial instruments Fair value through profit or loss (FVTPL)
Equity investments Fair value through other comprehensive income
(FVOCI)
Liabilities for cash-settled share-based payment arrangements FVTPL
Net defined benefit liability Fair value of plan assets less the present value of the defined benefit obligation

Disclosure of estimated useful lives	Land Not depreciated Buildings 15 - 25 years Plant and equipment 3 - 15 years Furniture and fixtures 3 - 10 years Other 3 - 5 years